Segment Information - Schedule of Segment Reporting Information by Segment (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Commissions	$ 400.9			$ 344.7						$ 727.7	$ 616.7	$ 1,302.5	$ 1,127.4	$ 957.3
Fees	268.9			242.2						508.6	457.8	971.7	870.2	735.0
Supplemental commissions	18.3			16.6						35.6	33.7	67.9	56.0	60.8
Contingent commissions	14.5			10.3						37.0	29.3	42.9	38.1	36.8
Investment income	1.6			3.1						2.9	5.3	10.4	8.1	6.9
Gains on books of business sales and other	2.9									3.3	0.7	3.9	5.5	5.9
Revenue from clean coal activities	72.2			31.8						129.2	51.9	119.6	29.2	65.6
Other - net gain	0.2			1.2						9.3	1.3	1.4	0.2	(4.1)
Total revenues	779.5	673.2	650.4	649.9	546.8	578.4	562.8	546.1	447.4	1,453.6	1,196.7	2,520.3	2,134.7	1,864.2
Compensation	415.5			364.1						799.4	708.5	1,493.4	1,326.1	1,117.5
Operating	137.8			123.7						271.6	232.0	483.2	419.0	354.6
Cost of revenues from clean coal activities	76.6			29.0						134.7	46.7	111.6	32.0	64.0
Interest	11.9			10.8						23.1	21.4	43.0	40.8	34.6
Depreciation	13.1			10.2						23.9	19.9	41.4	35.9	32.3
Amortization	29.7			26.2						59.3	47.3	99.0	79.3	60.8
Change in estimated acquisition earnout payables	(2.5)			(5.2)						1.9	(2.7)	3.4	(6.2)	(2.6)
Total expenses	682.1	627.8	574.1	558.8	514.3	531.0	491.8	480.2	423.9	1,313.9	1,073.1	2,275.0	1,926.9	1,661.2
Earnings (Loss) before income taxes												245.3	207.8	203.0
Provision (benefit) for income taxes	3.9			19.4						5.7	23.8	50.3	63.7	39.7
Earnings (loss) from continuing operations		33.5	61.7	71.7	28.1	40.5	46.7	41.7	15.2			195.0	144.1	163.3
Net foreign exchange gain (loss)												(1.9)	(0.2)	(0.8)
Total assets	5,562.1	5,352.3				4,483.5				5,562.1		5,352.3	4,483.5	3,596.0
Goodwill - net	1,506.1	1,472.7				1,155.3				1,506.1		1,472.7	1,155.3	883.7
Amortizable intangible assets - net	784.7	809.6				561.5				784.7		809.6	561.5	483.5
United States [Member]
Segment Reporting Information [Line Items]
Total revenues												2,006.1	1,725.1	1,613.5
Total assets		3,675.9				3,202.5						3,675.9	3,202.5	2,895.5
Goodwill - net	1,196.6	1,177.3				969.5				1,196.6		1,177.3	969.5
Foreign, principally Australia, Canada and the U.K. [Member]
Segment Reporting Information [Line Items]
Total revenues												514.2	409.6	250.7
Total assets		1,676.4				1,281.0						1,676.4	1,281.0	700.5
Goodwill - net	309.5	295.4				185.8				309.5		295.4	185.8
Brokerage [Member]
Segment Reporting Information [Line Items]
Commissions												1,302.5	1,127.4	957.3
Fees												403.2	324.1	274.9
Supplemental commissions												67.9	56.0	60.8
Contingent commissions												42.9	38.1	36.8
Investment income												7.2	5.4	4.9
Gains on books of business sales and other												3.9	5.5	5.9
Total revenues	550.9			473.5						1,005.3	858.8	1,827.6	1,556.5	1,340.6
Compensation												1,131.6	968.4	817.1
Operating												312.7	267.3	223.6
Depreciation												24.7	21.2	19.5
Amortization												96.2	77.0	59.8
Change in estimated acquisition earnout payables												3.6	(6.2)	(2.6)
Total expenses												1,568.8	1,327.7	1,117.4
Earnings (Loss) before income taxes	112.6			92.3						153.2	121.8	258.8	228.8	223.2
Provision (benefit) for income taxes												103.0	88.6	87.7
Earnings (loss) from continuing operations												155.8	140.2	135.5
Net foreign exchange gain (loss)												(1.6)		(0.9)
Total assets	4,325.2	4,196.8		3,955.7		3,346.6				4,325.2	3,955.7	4,196.8	3,346.6	2,560.7
Goodwill - net	1,484.9	1,451.4				1,136.6				1,484.9		1,451.4	1,136.6	866.6
Amortizable intangible assets - net		791.6				542.3						791.6	542.3	461.9
Brokerage [Member] | United States [Member]
Segment Reporting Information [Line Items]
Total revenues												1,431.6	1,266.2	1,169.6
Total assets		2,637.1				2,215.3						2,637.1	2,215.3	1,995.8
Goodwill - net	1,177.4	1,158.1				951.0				1,177.4		1,158.1	951.0
Brokerage [Member] | Foreign, principally Australia, Canada and the U.K. [Member]
Segment Reporting Information [Line Items]
Total revenues												396.0	290.3	171.0
Total assets		1,559.7				1,131.3						1,559.7	1,131.3	564.9
Goodwill - net	307.5	293.3				185.6				307.5		293.3	185.6
Risk Management [Member]
Segment Reporting Information [Line Items]
Fees												568.5	546.1	460.1
Investment income												3.2	2.7	2.0
Total revenues	156.2			143.4						309.8	284.7	571.7	548.8	462.1
Compensation												347.0	344.1	288.0
Operating												137.7	135.8	109.1
Depreciation												16.0	14.2	12.4
Amortization												2.8	2.3	1.0
Change in estimated acquisition earnout payables												(0.2)
Total expenses												503.3	496.4	410.5
Earnings (Loss) before income taxes	20.2			17.6						41.7	36.7	68.4	52.4	51.6
Provision (benefit) for income taxes												25.9	19.1	20.3
Earnings (loss) from continuing operations												42.5	33.3	31.3
Net foreign exchange gain (loss)												(0.1)		0.1
Total assets	530.8	498.6		537.8		529.1				530.8	537.8	498.6	529.1	521.3
Goodwill - net	21.2	21.3				18.7				21.2		21.3	18.7	17.1
Amortizable intangible assets - net		18.0				19.2						18.0	19.2	21.6
Risk Management [Member] | United States [Member]
Segment Reporting Information [Line Items]
Total revenues												453.5	429.5	382.0
Total assets		390.9				384.5						390.9	384.5	388.6
Goodwill - net	19.2	19.2				18.5				19.2		19.2	18.5
Risk Management [Member] | Foreign, principally Australia, Canada and the U.K. [Member]
Segment Reporting Information [Line Items]
Total revenues												118.2	119.3	80.1
Total assets		107.7				144.6						107.7	144.6	132.7
Goodwill - net	2.0	2.1				0.2				2.0		2.1	0.2
Corporate [Member]
Segment Reporting Information [Line Items]
Revenue from clean coal activities												119.6	29.2	65.6
Other - net gain												1.4	0.2	(4.1)
Total revenues	72.4			33.0						138.5	53.2	121.0	29.4	61.5
Compensation												14.8	13.6	12.4
Operating												32.8	15.9	21.9
Cost of revenues from clean coal activities												111.6	32.0	64.0
Interest												43.0	40.8	34.6
Depreciation												0.7	0.5	0.4
Total expenses												202.9	102.8	133.3
Earnings (Loss) before income taxes	(35.4)			(18.8)						(55.2)	(34.9)	(81.9)	(73.4)	(71.8)
Provision (benefit) for income taxes												(78.6)	(44.0)	(68.3)
Earnings (loss) from continuing operations												(3.3)	(29.4)	(3.5)
Net foreign exchange gain (loss)												(0.2)	(0.2)
Total assets	706.1	656.9		640.1		607.8				706.1	640.1	656.9	607.8	514.0
Goodwill - net		0				0						0	0
Corporate [Member] | United States [Member]
Segment Reporting Information [Line Items]
Total revenues												121.0	29.4	61.9
Total assets		647.9				602.7						647.9	602.7	511.1
Goodwill - net		0				0						0	0
Corporate [Member] | Foreign, principally Australia, Canada and the U.K. [Member]
Segment Reporting Information [Line Items]
Total revenues														(0.4)
Total assets		9.0				5.1						9.0	5.1	2.9
Goodwill - net		$ 0				$ 0						$ 0	$ 0